Sales - Trade receivables - Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
Net addition with impact on income statement	€ (218)	€ (206)	€ (213)